LEASES - Future minimum lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LEASES
2026	¥ 2,948,353	$ 420,815
2027	2,198,778	313,829
2028	1,364,464	194,748
2029	705,407	100,682
2030 and thereafter	505,977	72,217
Less: interest	(458,818)	(65,486)
Total	¥ 7,264,161	$ 1,036,805	¥ 5,673,916